INVENTORIES (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Raw materials	$ 1,873,948	$ 1,689,949
Work-in-process	4,759,561	2,350,568
Finished goods	3,415,059	2,403,571
Total	$ 10,048,568	$ 6,444,088